STATEMENTS OF COMBINED EQUITY - USD ($) $ in Thousands		Total		Limited Partners Common		Limited Partners Subordinated	General Partner		Predecessor Equity		Noncontrolling Interests
Beginning balance at Dec. 31, 2014	[1]	$ 1,211,326		$ 1,647,910		$ (929,374)	$ (27,497)		$ 520,287		$ 0
Increase (Decrease) in Partners' Capital
Net income	[1]	455,126	[2],[3]	327,897			54,447		72,782
Capital contributions	[1]	7,492		7,342			150
Equity-based compensation plans	[1]	1,570		1,537			33
Net contributions (distributions) from EQT	[1]	(15,179)							(15,179)
Distributions to unitholders	[1]	(212,262)		(162,040)		(10,057)	(40,165)
Conversion of subordinated units to common units	[1],[4]	0		(939,431)		939,431
Proceeds from issuance of common units, net of offering costs	[1]	1,183,921		1,182,002			1,919
Elimination of net current and deferred tax liabilities	[1]	84,446							84,446
Asset adjustments prior to acquisition	[2]	0
Net assets from EQT	[1]	(386,791)							(386,791)
Issuance of units	[1]	52,500		38,910			13,590
Purchase price in excess of net assets from EQT	[1]	(538,892)		(505,452)			(33,440)
Ending balance at Dec. 31, 2015	[1]	1,843,257		1,598,675		0	(30,963)		275,545		0
Increase (Decrease) in Partners' Capital
Net income	[1]	537,954	[2],[3]	413,352			102,741		21,861
Capital contributions	[1]	602		591			11
Equity-based compensation plans	[1]	195		195
Net contributions (distributions) from EQT	[1]	20,234							20,234
Distributions to unitholders	[1]	(329,471)		(241,403)			(88,068)
Elimination of capital lease	[1],[5]	0		23,500			1,555		(25,055)
Proceeds from issuance of common units, net of offering costs	[1]	217,102		217,102
Elimination of net current and deferred tax liabilities	[1]	93,951							93,951
Asset adjustments prior to acquisition	[1],[6]	(115,270)	[2]						(115,270)
Net assets from EQT	[1]	(271,266)							(271,266)
Purchase price in excess of net assets from EQT	[1]	(3,734)		(3,502)			(232)
Ending balance at Dec. 31, 2016	[1]	1,993,554	[7],[8]	2,008,510	[8]	0	(14,956)	[8]	0	[8],[9]	0	[8]
Increase (Decrease) in Partners' Capital
Net income	[8]	143,196	[10],[11]	109,991			33,205
Capital contributions	[8]	974		956			18
Equity-based compensation plans	[8]	225		225
Distributions to unitholders	[8]	(97,822)		(68,494)			(29,328)
Ending balance at Mar. 31, 2017	[8]	2,040,127		2,051,188			(11,061)		0	[9]	0
Beginning balance at Dec. 31, 2016	[1]	1,993,554	[7],[8]	2,008,510	[8]	0	(14,956)	[8]	0	[8],[9]	0	[8]
Increase (Decrease) in Partners' Capital
EQT acquisition of ROM, Strike Force and Rice WV on November 13, 2017		1,514,743							1,348,743	[1]	166,000	[1]
Net income	[1]	585,226	[2],[3]	418,313			153,591		12,588		734
Capital contributions	[1]	15,463		15,184			279
Equity-based compensation plans	[1]	225		225
Net contributions (distributions) from EQT	[1]	30,284							30,284
Distributions to unitholders	[1]	(432,188)		(294,526)			(137,662)
Net contributions from noncontrolling interest	[1]	6,738									6,738
Asset adjustments prior to acquisition	[2]	0
Ending balance at Dec. 31, 2017	[1]	3,714,045	[7],[8],[12]	2,147,706	[8]	$ 0	1,252	[8]	1,391,615	[8]	173,472	[8]
Increase (Decrease) in Partners' Capital
Net income	[8]	209,326	[10],[11]	129,937			47,281		29,615		2,493
Distributions to noncontrolling interest	[8]	(750)									(750)
Capital contributions	[8]	2,799		2,749			50
Equity-based compensation plans	[8]	331		331
Net contributions (distributions) from EQT	[8]	1,015							1,015
Distributions to unitholders	[8]	(125,890)		(82,596)			(43,294)
Ending balance at Mar. 31, 2018	[8]	$ 3,800,876	[12]	$ 2,198,127			$ 5,289		$ 1,422,245		$ 175,215

[1]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[3]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	All subordinated units were converted to common units on a one-for-one basis on February 17, 2015. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units was deemed to have occurred on January 1, 2015. See Note 3.
[5]	Reflects the elimination of the historical capital lease depreciation expense as described in Note 2.
[6]	Represents a decrease in the carrying value of the Gathering Assets and regulatory assets on the books of AVC, Rager, and the Gathering Assets by EQT prior to the October 2016 Acquisition.
[7]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[8]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[9]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $181.2 million and $143.4 million for the three months ended March 31, 2018 and 2017, respectively. See Note F.
[10]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[11]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[12]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.